Statements of Net Assets Available for Benefits - EBP 017 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investment in Master Trust, at fair value	$ 55,713,537	$ 48,165,227
Investment in Master Trust, at contract value	11,946,126	10,090,388
Notes receivable from participants	407,743	391,810
Net assets available for benefits	$ 68,067,406	$ 58,647,425